CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total		Share capital	Share premium	Merger relief reserve	Treasury shares	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2022	£ 432,723		£ 1,135	£ 9,152	£ 30,003	£ 0	£ (155)	£ 398,102	£ 161	£ 1,505	£ (7,180)
Changes in equity [abstract]
Equity-settled share-based payment transactions - net of tax	29,418							29,418
Issuance of shares related to acquisitions	18,143		4		12,802					5,337
Exercise of options	5,578		16	5,473			128	(39)
Hyperinflation adjustment	1,282							1,282
Transaction with owners	54,421		20	5,473	12,802	0	128	30,661		5,337
Profit for the year	94,163							94,163
Other comprehensive expense	(9,999)										(9,999)
Total comprehensive (expense)/income for the year attributable to the equity holders of the Company	84,164							94,163			(9,999)
Ending balance at Jun. 30, 2023	571,308		1,155	14,625	42,805	0	(27)	522,926	161	6,842	(17,179)
Changes in equity [abstract]
Equity-settled share-based payment transactions - net of tax	33,592							33,592
Issuance of shares related to acquisitions	13,807		14		20,635					(6,842)
Exercise of options	6,667		11	6,655			1
Transaction with owners	54,066		25	6,655	20,635	0	1	33,592		(6,842)
Profit for the year	17,122							17,122
Other comprehensive expense	(3,041)									278	(3,319)
Total comprehensive (expense)/income for the year attributable to the equity holders of the Company	14,081							17,122		278	(3,319)
Ending balance at Jun. 30, 2024	639,455	[1]	1,180	21,280	63,440	0	(26)	573,640	161	278	(20,498)
Changes in equity [abstract]
Equity-settled share-based payment transactions - net of tax	27,560							27,560
Exercise of options	9		9				21	(21)
Share buyback	(64,861)		(100)			(64,861)		(46,900)	100
Cancellation of shares	(60)		(66)			46,903		(46,963)	66
Transaction with owners	(37,352)		(57)	0	0	(17,958)	21	(19,424)	66
Profit for the year	21,212							21,212
Other comprehensive expense	(40,376)									(156)	(40,220)
Total comprehensive (expense)/income for the year attributable to the equity holders of the Company	(19,164)							21,212		(156)	(40,220)
Ending balance at Jun. 30, 2025	£ 582,939		£ 1,123	£ 21,280	£ 63,440	£ (17,958)	£ (5)	£ 575,428	£ 227	£ 122	£ (60,718)

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).